Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013	Feb. 02, 2014	Feb. 03, 2013	Jan. 29, 2012
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Charged to Cost and Expense	$ 2,235	$ 832	$ 973	$ 832	$ 973	$ 1,352
Valuation Allowances and Reserves, Charged to Cost and Expense	1,716	602	1,329
Valuation Allowances and Reserves, Deductions	313	743	1,708
Reserve for Customer Deductions [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Charged to Cost and Expense	21,906	19,862	19,080	19,862	19,080	19,465
Valuation Allowances and Reserves, Charged to Cost and Expense	46,878	45,099	44,759
Valuation Allowances and Reserves, Deductions	44,834	44,317	45,144
Reserve for Cash Discount [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Charged to Cost and Expense	1,252	776	489	776	489	350
Valuation Allowances and Reserves, Charged to Cost and Expense	3,519	4,809	4,284
Valuation Allowances and Reserves, Deductions	3,043	4,522	4,145
Inventory Valuation Reserve [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Charged to Cost and Expense	16,051	17,739	19,080	17,739	19,080	17,105
Valuation Allowances and Reserves, Charged to Cost and Expense	50,781	53,881	56,797
Valuation Allowances and Reserves, Deductions	52,469	55,222	54,822
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Charged to Cost and Expense	11,514	13,949	8,014	$ 13,949	$ 8,014	$ 6,465
Valuation Allowances and Reserves, Charged to Cost and Expense	714	6,490	1,815
Valuation Allowances and Reserves, Deductions	$ 3,149	$ 555	$ 266